UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,148.10	$ 5.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.32	$ 4.94

* Expenses are equal to the Fund's annualized expense ratio of .97%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA Petrobras sponsored ADR	2.5	2.6
D.R. Horton, Inc.	2.3	1.9
Safeway, Inc.	2.0	2.0
Barratt Developments PLC	1.4	1.2
Next PLC	1.4	1.3
Dollar General Corp.	1.3	1.1
Health Management Associates, Inc. Class A	1.2	1.4
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.1	0.9
The PMI Group, Inc.	1.1	1.1
Oracle Corp.	1.1	1.1
	15.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.0	22.9
Information Technology	12.1	11.8
Financials	11.7	11.7
Industrials	10.9	9.6
Energy	10.0	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Stocks 91.6%		Stocks 89.4%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 10.6%
* Foreign investments	29.6%	** Foreign investments	27.3%

Semiannual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.0%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 104,239
ArvinMeritor, Inc. (d)(e)	7,057,100	135,849
Brembo Spa	100,000	1,257
Drew Industries, Inc. (a)(e)	1,844,600	51,077
FCC Co. Ltd. (d)	650,000	16,050
Federal Screw Works (e)	156,250	2,033
Halla Climate Control Co.	315,000	3,533
INZI Controls Co. Ltd. (e)	919,357	5,761
Johnson Controls, Inc.	2,200,000	203,412
Motonic Corp.	88,310	4,390
Murakami Corp. (e)	750,000	6,041
Musashi Seimitsu Industry Co. Ltd. (d)	200,000	5,485
Owari Precise Products Co. Ltd. (a)	140,000	550
Piolax, Inc. (e)	800,000	15,777
Samsung Climate Control Co. Ltd.	330,050	2,538
Sewon Precision Industries Co. Ltd.	49,860	1,688
Stoneridge, Inc. (a)(e)	2,000,406	20,464
Strattec Security Corp. (a)(e)	500,000	23,330
Tachi-S Co. Ltd. (d)	500,800	4,299
Toyota Auto Body Co. Ltd.	150,000	2,790
Yutaka Giken Co. Ltd.	418,600	12,140
		622,703
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	809
Monaco Coach Corp.	1,351,919	20,387
National R.V. Holdings, Inc. (a)	257,281	1,093
		22,289
Distributors - 0.2%
Advanced Marketing Services, Inc. (a)(e)	1,427,800	471
Compania de Distribucion Integral Logista SA	500,000	33,105
Computerlinks AG	10,000	192
Educational Development Corp. (e)	372,892	2,886
Goodfellow, Inc. (e)	790,000	14,604
Medion AG (d)	375,000	4,306
Strongco Income Fund (d)	400,000	4,185
Uni-Select, Inc.	878,500	22,168
		81,917
Diversified Consumer Services - 1.1%
Career Education Corp. (a)(e)	9,818,386	281,493
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)	3,625,000	$ 47,343
Johnan Academic Preparatory Institute, Inc.	100,000	258
Kyoshin Co. Ltd.	130,000	452
Matthews International Corp. Class A	902,466	36,595
Meiko Network Japan Co. Ltd.	250,000	1,204
Shingakukai Co. Ltd.	200,000	1,255
Shuei Yobiko Co. Ltd.	75,000	1,088
Steiner Leisure Ltd. (a)(e)	1,670,000	78,089
Up, Inc. (e)	660,000	4,145
Wao Corp.	100,000	363
		452,285
Hotels, Restaurants & Leisure - 3.2%
Applebee's International, Inc. (e)	8,000,000	201,920
ARK Restaurants Corp.	121,891	3,840
Brinker International, Inc. (e)	6,900,000	217,695
CEC Entertainment, Inc. (a)(e)	3,700,000	156,473
Domino's Pizza UK & IRL PLC	75,000	989
Domino's Pizza, Inc.	1,375,000	39,284
Enterprise Inns PLC	2,000,000	25,267
Flanigan's Enterprises, Inc.	56,200	666
Jack in the Box, Inc. (a)(e)	3,300,000	203,907
Monarch Casino & Resort, Inc. (a)	828,598	20,823
Multimedia Games, Inc. (a)(d)(e)	2,249,950	23,332
Papa John's International, Inc. (a)(e)	2,650,000	73,193
Punch Taverns Ltd.	350,000	7,887
Red Robin Gourmet Burgers, Inc. (a)	100,000	3,575
Ruby Tuesday, Inc. (e)	6,372,030	182,304
Ruth's Chris Steak House, Inc. (a)	100,000	2,148
Sonic Corp. (a)(e)	5,000,000	111,050
Sportscene Group, Inc. Class A (e)	406,500	5,528
		1,279,881
Household Durables - 6.9%
Abbey PLC (e)	3,407,000	51,510
Barratt Developments PLC (e)	23,900,099	555,040
Beazer Homes USA, Inc. (d)(e)	2,000,000	87,020
Bellway PLC (e)	9,000,000	249,327
Blyth, Inc. (e)	4,000,000	83,160
Chitaly Holdings Ltd. (a)	1,634,000	322
Chromcraft Revington, Inc. (a)(e)	957,300	7,745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Craftmade International, Inc. (e)	429,513	$ 7,675
D.R. Horton, Inc. (d)(e)	31,311,552	909,914
Decorator Industries, Inc. (e)	243,515	1,839
Dominion Homes, Inc. (a)(d)(e)	820,000	3,928
Helen of Troy Ltd. (a)(e)	3,000,200	72,335
Henry Boot PLC (e)	2,515,000	54,849
Hovnanian Enterprises, Inc. Class A (d)	6,172,200	205,473
HTL International Holdings Ltd. (e)	26,512,500	17,437
Lenox Group, Inc. (a)(e)	1,390,500	5,228
Libbey, Inc. (d)(e)	1,404,800	16,717
M/I Homes, Inc. (d)(e)	1,730,000	62,418
Meritage Homes Corp. (a)	1,050,000	46,673
MITY Enterprises, Inc. (a)	72,327	1,371
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	4,296
P&F Industries, Inc. Class A (a)(e)	358,249	4,485
Standard Pacific Corp.	2,866,400	78,654
Stanley Furniture Co., Inc. (e)	1,300,000	27,846
Techtronic Industries Co. Ltd.	18,000,000	27,666
Tempur-Pedic International, Inc. (d)	120,000	2,856
Toso Co. Ltd.	300,000	880
Tsann Kuen Enterprise Co. Ltd.	6,000,600	5,413
Yankee Candle Co., Inc. (e)	3,500,000	121,205
		2,713,282
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (d)	952,700	14,344
PetMed Express, Inc. (a)	674,165	7,969
		22,313
Leisure Equipment & Products - 0.5%
Asia Optical Co., Inc.	1,617,011	7,170
JAKKS Pacific, Inc. (a)(e)	1,771,063	35,899
Johnson Health Tech Co. Ltd.	1,366,365	10,623
Jumbo SA	1,320,120	30,248
Marine Products Corp. (e)	3,882,300	38,163
MarineMax, Inc. (a)	890,100	21,505
Pool Corp. (d)	900,000	32,940
Trigano SA	100,000	4,929
Western Metals Corp. (e)	713,200	185
		181,662
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	270,000	$ 10,533
Carrere Group (a)	55,000	1,821
CBS Corp. Class B	1,000,000	31,170
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	0
Chime Communications PLC (e)	14,500,000	15,384
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	3,784
Idearc, Inc. (a)	1,383,700	44,860
Johnston Press PLC	13,900,927	105,082
Saga Communications, Inc. Class A (a)(e)	1,809,800	16,741
TVA Group, Inc. Class B (non-vtg.)	2,086,100	27,215
Westwood One, Inc. (e)	5,053,774	35,023
		291,613
Multiline Retail - 3.4%
Conn's, Inc. (a)(d)	725,568	17,029
Daiwa Co. Ltd.	289,000	699
Dollar General Corp. (d)(e)	31,195,620	528,454
Dollar Tree Stores, Inc. (a)(e)	5,632,422	177,196
Don Quijote Co. Ltd. (d)	75,000	1,610
Gifi (a)(d)	70,000	3,467
Harvey Norman Holdings Ltd.	12,000,000	38,017
Next PLC (e)	14,300,000	548,713
Thanks Japan Corp.	235,000	1,386
Tuesday Morning Corp.	1,049,600	17,486
		1,334,057
Specialty Retail - 4.5%
ARB Corp. Ltd.	500,000	1,534
AutoZone, Inc. (a)	955,400	120,027
Bed Bath & Beyond, Inc. (a)	9,800,000	413,462
Big 5 Sporting Goods Corp.	143,210	3,479
BMTC Group, Inc. Class A (sub. vtg.)	3,150,000	47,520
Bricorama SA	30,000	1,767
Camaieu SA (d)	10,000	3,063
Claire's Stores, Inc.	1,800,000	61,920
Clinton Cards PLC	5,000,000	5,968
Finlay Enterprises, Inc. (a)(e)	988,722	8,997
Footstar, Inc. (a)(e)	2,016,000	12,902
French Connection Group PLC	4,500,000	18,854
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (e)	2,328,700	91,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Glentel, Inc.	90,200	$ 659
Group 1 Automotive, Inc.	400,400	21,221
Hot Topic, Inc. (a)(e)	2,500,009	26,025
JB Hi-Fi Ltd. (d)	100,000	516
JJB Sports PLC	3,600,000	17,612
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,221,876	37,829
Komplett ASA (d)(e)	994,950	19,691
Le Chateau, Inc. Class A (sub. vtg.)	332,300	16,734
Lithia Motors, Inc. Class A (sub. vtg.)	1,228,700	35,313
Lowe's Companies, Inc.	2,500,000	84,275
Monro Muffler Brake, Inc.	714,505	26,965
Monsoon PLC (a)	4,100,000	33,551
Mothers Work, Inc. (a)(e)	416,541	13,933
Mr. Bricolage SA	299,961	7,561
Nishimatsuya Chain Co. Ltd.	100,000	1,736
O'Reilly Automotive, Inc. (a)	402,500	14,051
Osim International Ltd.	10,000,720	8,531
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	147,976
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	9,706
Rent-A-Center, Inc. (a)(d)	1,199,966	35,351
Rex Stores Corp. (a)(e)	1,400,000	23,072
RONA, Inc. (a)	375,000	6,916
Ross Stores, Inc.	5,000,000	161,950
Sally Beauty Holdings, Inc. (a)	60,000	528
ScS Upholstery PLC (e)	2,438,000	24,908
Sincere Watch Ltd.	1,659,000	1,458
Sonic Automotive, Inc. Class A (sub. vtg.)	3,000,000	94,050
The Cato Corp. Class A (sub. vtg.)	955,660	21,569
Topps Tiles PLC	3,037,500	16,770
Williams-Sonoma, Inc.	2,460,000	86,100
		1,787,777
Textiles, Apparel & Luxury Goods - 2.7%
Bijou Brigitte Modische Accessoires AG	30,000	6,104
Billabong International Ltd.	1,000,000	12,688
Cherokee, Inc. (e)	556,613	24,051
Danier Leather, Inc. (sub. vtg.)	362,000	2,489
Delta Apparel, Inc. (e)	859,700	14,022
Folli Follie SA	700,000	28,739
Fossil, Inc. (a)(e)	7,114,000	160,136
Gildan Activewear, Inc. Class A (a)(e)	4,200,000	209,250
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hampshire Group Ltd. (a)(e)	939,557	$ 13,577
Handsome Co. Ltd.	1,491,230	24,440
Il Jeong Industrial Co. Ltd.	10,000	213
JLM Couture, Inc. (a)(e)	197,100	463
K-Swiss, Inc. Class A	1,182,429	37,388
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	28,679
Liz Claiborne, Inc.	4,269,300	189,557
Marimekko Oyj	200,000	4,327
Movado Group, Inc.	700,000	20,090
Quiksilver, Inc. (a)(d)(e)	11,983,000	170,278
Rocky Brands, Inc. (a)(e)	538,458	8,341
Ted Baker PLC	350,000	4,387
Timberland Co. Class A (a)(e)	3,467,300	104,608
Van de Velde	150,000	7,249
Weyco Group, Inc.	16,400	396
		1,071,472
TOTAL CONSUMER DISCRETIONARY		9,861,251
CONSUMER STAPLES - 7.3%
Beverages - 1.6%
Baron de Ley SA (a)	195,000	11,691
C&C Group PLC	3,000,000	44,496
Constellation Brands, Inc. Class A (sub. vtg.)	15,200,600	376,063
Hansen Natural Corp. (a)(d)	3,350,000	127,602
PepsiAmericas, Inc.	2,662,008	58,697
		618,549
Food & Staples Retailing - 4.0%
BJ's Wholesale Club, Inc. (a)(e)	7,000,000	213,780
CVS Corp.	4,500,000	151,425
Majestic Wine PLC	50,016	362
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	311,314
Ozeki Co. Ltd.	540,000	14,631
President Chain Store Corp.	4,000,600	9,246
Safeway, Inc. (e)	22,344,424	805,070
San-A Co. Ltd.	100,000	3,397
Sligro Food Group NV	692,763	47,313
Sundrug Co. Ltd. (d)	900,000	20,396
Tsuruha Holdings, Inc.	55,000	2,146
Village Super Market, Inc. Class A	39,135	3,326
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Welcia Kanto Co. Ltd. (d)	6,900	$ 217
Yaoko Co. Ltd.	100,000	2,527
		1,585,150
Food Products - 1.3%
American Italian Pasta Co. Class A (a)(d)(e)	1,843,000	18,983
Cagle's, Inc. Class A (a)(e)	468,700	4,317
Chiquita Brands International, Inc.	1,010,010	16,029
Diamond Foods, Inc.	250,039	4,778
Food Empire Holdings Ltd.	3,608,000	2,068
Fresh Del Monte Produce, Inc. (e)	5,803,800	89,379
Greggs PLC	125,000	11,469
IAWS Group PLC (Ireland)	4,200,000	100,723
Imperial Sugar Co. (d)	435,000	13,550
Industrias Bachoco SA de CV sponsored ADR	2,515,000	66,220
Interstate Bakeries Corp. (a)(e)	2,552,816	6,637
Kerry Group PLC Class A	700,000	18,037
People's Food Holdings Ltd.	11,000,000	8,954
President Rice Products PCL	10,000	29
Robert Wiseman Dairies PLC	100,000	1,088
Samyang Genex Co. Ltd.	120,000	11,407
Saputo, Inc.	1,000,000	31,973
Select Harvests Ltd.	100,318	1,010
Singapore Food Industries Ltd.	3,500,000	2,131
Smithfield Foods, Inc. (a)	2,150,000	56,459
Sunjin Co. Ltd. (e)	219,400	8,964
United Food Holdings Ltd.	22,400,000	2,990
Want Want Holdings Ltd.	13,000,000	19,500
		496,695
Household Products - 0.0%
Church & Dwight Co., Inc.	250,000	11,328
Personal Products - 0.0%
DSG International Ltd. (a)	223,400	0
Nature's Sunshine Products, Inc.	639,203	7,351
Physicians Formula Holdings, Inc.	135,000	2,799
Sarantis SA (Reg.)	100,000	1,009
		11,159
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Loews Corp. - Carolina Group	2,600,000	$ 178,204
TOTAL CONSUMER STAPLES		2,901,085
ENERGY - 10.0%
Energy Equipment & Services - 2.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	25,267
Basic Energy Services, Inc. (a)	1,182,920	28,047
Bristow Group, Inc. (a)(d)(e)	2,343,000	87,511
Calfrac Well Services Ltd.	144,800	2,303
CCS Income Trust (d)	2,000,000	63,556
CHC Helicopter Corp. Class A (sub. vtg.)	1,437,700	30,474
Enerflex Systems Income Fund	1,050,000	9,950
Ensign Energy Services, Inc.	3,700,000	58,553
Farstad Shipping ASA (e)	2,500,000	54,084
Fugro NV (Certificaten Van Aandelen) unit	2,300,000	109,236
Lufkin Industries, Inc.	200,390	11,993
Oil States International, Inc. (a)(e)	4,484,030	129,230
Pason Systems, Inc. (e)	5,000,000	57,709
Patterson-UTI Energy, Inc.	1,800,000	43,470
PHI, Inc. (a)	209,500	6,482
ProSafe ASA	10,500,000	164,224
Solstad Offshore ASA	1,250,000	26,642
Total Energy Services Trust (d)(e)	2,600,800	27,122
Wenzel Downhole Tools Ltd. (a)	580,500	740
		936,593
Oil, Gas & Consumable Fuels - 7.6%
Adams Resources & Energy, Inc. (e)	421,700	12,609
Alpha Natural Resources, Inc. (a)	460,000	6,201
Callon Petroleum Co. (a)	341,500	4,740
Chesapeake Energy Corp.	10,800,000	319,788
Cimarex Energy Co.	1,165,500	43,683
CNPC (Hong Kong) Ltd.	27,000,000	13,522
ConocoPhillips	4,000,000	265,640
Encore Acquisition Co. (a)	2,482,800	64,429
ENI Spa	2,500,000	80,587
Euronav NV (d)	500,000	14,806
Hankook Shell Oil Co. Ltd. (e)	77,730	4,805
Harvest Natural Resources, Inc. (a)(d)	1,700,000	17,102
Holly Corp.	100,000	5,269
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)(f)	1,831,700	$ 36,835
Mariner Energy, Inc. (a)	1,772,100	35,637
Michang Oil Industrial Co. Ltd. (e)	173,900	3,074
National Energy Group, Inc. (a)	548,313	3,690
Nissin Shoji Co. Ltd. (a)	200	2
Occidental Petroleum Corp.	1,875,000	86,925
Oil Search Ltd.	23,000,463	62,867
Panhandle Royalty Co. Class A	285,754	5,429
Petrohawk Energy Corp. (a)	6,400,000	73,856
Petroleo Brasileiro SA Petrobras sponsored ADR	9,800,000	963,143
Petroleum Development Corp. (a)(e)	1,275,000	65,318
Statoil ASA sponsored ADR	1,950,000	52,377
Swift Energy Co. (a)	900,000	39,906
Tap Oil NL (a)(e)	9,100,000	10,423
Teekay Shipping Corp. (e)	4,150,000	208,372
Tesoro Corp.	1,000,000	82,390
Tsakos Energy Navigation Ltd.	370,000	16,783
UK Coal PLC	5,850,000	47,211
USEC, Inc. (a)(e)	8,618,000	116,860
W&T Offshore, Inc. (e)	6,800,000	208,896
World Fuel Services Corp.	1,000,000	45,850
		3,019,025
TOTAL ENERGY		3,955,618
FINANCIALS - 11.7%
Capital Markets - 0.3%
Investors Financial Services Corp.	2,454,886	114,815
Massachusetts Financial Corp. Class A (a)(e)	763,800	2,062
Norvestia Oyj (B Shares)	675,000	8,085
		124,962
Commercial Banks - 3.0%
Anglo Irish Bank Corp. PLC	14,850,257	300,197
Bank of the Ozarks, Inc. (e)	1,587,200	47,981
BOK Financial Corp.	995,969	52,956
Cascade Financial Corp.	158,552	2,824
Cathay General Bancorp (e)	4,028,984	139,645
Columbia Bancorp, Oregon	43,682	1,087
East West Bancorp, Inc.	201,830	7,750
Epic Bancorp (e)	272,812	4,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (d)(e)	8,024,000	$ 85,696
First National Lincoln Corp., Maine	162,104	2,660
Great Southern Bancorp, Inc.	302,708	8,863
Hanmi Financial Corp.	1,789,952	36,658
International Bancshares Corp.	1,500,049	43,966
Merrill Merchants Bancshares, Inc.	142,478	4,346
Nara Bancorp, Inc.	1,131,048	22,202
National City Corp.	549,237	20,789
Northern Empire Bancshares	268,265	7,857
Northrim Bancorp, Inc. (e)	404,896	11,438
Oriental Financial Group, Inc. (e)	1,495,276	19,169
OTP Bank Ltd.	100,000	4,439
OTP Bank Ltd. unit	200,000	18,000
Popular, Inc.	7,000,012	127,820
Prosperity Bancshares, Inc.	99,965	3,499
R&G Financial Corp. Class B (e)	1,860,500	13,991
Ringerikes Sparebank (e)	49,950	1,405
Ringkjoebing Bank (Reg.)	75,000	13,438
S.Y. Bancorp, Inc. (e)	800,694	21,955
Smithtown Bancorp, Inc.	305,209	8,616
Southwest Bancorp, Inc., Oklahoma	699,969	18,647
Sparebanken More (primary capital certificate)	70,000	3,118
Sparebanken Rogaland (primary capital certificate) (d)	290,000	9,109
Sterling Bancorp, New York	829,623	15,431
Sydbank AS	1,500,000	76,695
UCBH Holdings, Inc.	1,009,527	18,929
		1,175,178
Consumer Finance - 0.5%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	9,841
Cattles PLC (e)	17,500,000	150,254
JCG Holdings Ltd.	14,500,000	12,313
Nicholas Financial, Inc. (a)(e)	500,048	5,651
		178,059
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	710
OKO Bank (A Shares)	1,100,000	17,864
		18,574
Insurance - 5.6%
Assurant, Inc.	4,000,000	222,320
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	4,800,000	$ 158,160
Commerce Group, Inc., Massachusetts	2,401,352	72,473
Direct General Corp. (e)	2,116,300	44,019
Employers Holdings, Inc. (a)	398,400	7,956
Endurance Specialty Holdings Ltd.	907,700	30,862
Fidelity National Financial, Inc. Class A	2,900,001	68,846
Financial Industries Corp. (a)(e)	1,294,465	9,644
Genworth Financial, Inc. Class A (non-vtg.)	8,300,030	289,671
IPC Holdings Ltd. (e)	3,750,000	110,438
National Interstate Corp.	277,401	7,470
National Western Life Insurance Co. Class A (e)	233,238	53,526
Nationwide Financial Services, Inc. Class A (sub. vtg.)	3,300,000	180,345
Old Republic International Corp.	3,200,014	71,360
Philadelphia Consolidated Holdings Corp. (a)	3,450,000	155,457
Protective Life Corp.	1,900,000	92,967
RenaissanceRe Holdings Ltd.	3,100,000	165,137
Universal American Financial Corp. (a)	1,209,997	22,808
UnumProvident Corp. (d)(e)	19,100,000	420,200
UnumProvident Corp. unit	900,000	29,871
		2,213,530
Real Estate Investment Trusts - 0.1%
Equity Residential (SBI)	350,000	19,698
UMH Properties, Inc.	95,400	1,511
VastNed Offices/Industrial NV	75,000	2,941
		24,150
Real Estate Management & Development - 0.1%
Housevalues, Inc. (a)(d)	1,125,754	5,865
Tejon Ranch Co. (a)(d)(e)	980,300	52,966
		58,831
Thrifts & Mortgage Finance - 2.1%
Coastal Financial Corp.	349,918	5,606
Doral Financial Corp. (d)	4,657,619	12,063
Farmer Mac Class C (non-vtg.)	369,406	10,258
First Mutual Bancshares, Inc. (e)	666,400	14,827
Fremont General Corp. (e)	5,750,000	78,200
HMN Financial, Inc.	43,004	1,467
Logansport Financial Corp.	35,000	665
North Central Bancshares, Inc. (e)	141,320	5,441
Northern Rock PLC	2,000,000	46,132
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	2,400,000	$ 144,528
Severn Bancorp, Inc.	418,259	8,507
The PMI Group, Inc. (e)	8,925,000	426,794
W Holding Co., Inc. (d)(e)	10,402,548	54,717
Washington Savings Bank Fsb (e)	462,150	4,044
		813,249
TOTAL FINANCIALS		4,606,533
HEALTH CARE - 9.0%
Biotechnology - 0.0%
Vital BioTech Holdings Ltd. (a)	5,000,000	93
Health Care Equipment & Supplies - 1.9%
Biomet, Inc.	5,500,000	232,980
Candela Corp. (a)	327,100	3,781
Cantel Medical Corp. (a)(e)	1,547,650	25,134
Cochlear Ltd.	500,000	21,917
Cooper Companies, Inc. (e)	2,500,012	119,251
Escalon Medical Corp. (a)(d)(e)	585,100	1,960
Exactech, Inc. (a)(e)	1,133,700	17,289
Golden Meditech Co. Ltd. (a)	12,384,000	4,917
Home Diagnostics, Inc.	250,000	2,975
Kensey Nash Corp. (a)(d)	299,950	9,502
Kinetic Concepts, Inc. (a)(d)	900,000	44,271
Lifecore Biomedical, Inc. (a)	100,000	1,873
Medical Action Industries, Inc. (a)(e)	1,045,500	32,986
Merit Medical Systems, Inc. (a)(e)	2,428,726	38,277
Nakanishi, Inc.	220,000	27,344
National Dentex Corp. (a)(e)	526,549	8,635
Neogen Corp. (a)	63,335	1,443
Nutraceutical International Corp. (a)(e)	1,143,504	18,525
Orthofix International NV (a)(e)	1,400,000	70,532
Theragenics Corp. (a)(e)	2,966,000	14,682
Utah Medical Products, Inc. (e)	473,300	16,078
Young Innovations, Inc. (e)	860,776	26,417
		740,769
Health Care Providers & Services - 5.4%
Allied Healthcare International, Inc. (a)	75,000	225
American HomePatient, Inc. (a)(e)	1,735,000	3,470
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
AMERIGROUP Corp. (a)	2,300,000	$ 83,398
AmSurg Corp. (a)(e)	2,550,012	56,100
Apria Healthcare Group, Inc. (a)(e)	4,481,100	124,440
Bio-Reference Laboratories, Inc. (a)	349,979	8,032
Centene Corp. (a)	1,600,000	39,872
CML Healthcare Income Fund (d)	3,234,400	39,612
Community Health Systems, Inc. (a)	2,650,000	94,738
Corvel Corp. (a)	543,295	25,605
Coventry Health Care, Inc. (a)	400,000	20,620
Grupo Casa Saba SA de CV sponsored ADR	192,400	5,185
Health Management Associates, Inc. Class A (e)	24,718,900	480,783
Healthspring, Inc.	600,000	11,802
Horizon Health Corp. (a)(e)	875,000	17,220
Japan Medical Dynamic Marketing, Inc. (d)	100,000	293
LifePoint Hospitals, Inc. (a)(e)	3,650,000	124,027
Lincare Holdings, Inc. (a)(e)	9,562,000	376,265
Magellan Health Services, Inc. (a)	335,000	13,671
National Healthcare Corp. (e)	789,950	43,368
Odyssey Healthcare, Inc. (a)(e)	2,838,000	35,220
Omnicare, Inc.	958,700	38,530
Option Care, Inc. (e)	3,415,694	45,053
Patterson Companies, Inc. (a)	1,000,000	37,610
RehabCare Group, Inc. (a)(e)	1,283,700	19,487
ResCare, Inc. (a)	1,076,824	18,704
U.S. Physical Therapy, Inc. (a)	72,007	1,015
United Drug PLC:
(Ireland)	2,629,050	13,843
(United Kingdom)	906,695	4,658
UnitedHealth Group, Inc.	6,000,000	313,560
Universal Health Services, Inc. Class B	500,000	28,965
		2,125,371
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc.	22,500	671
Computer Programs & Systems, Inc.	60,000	1,905
Dendrite International, Inc. (a)	400,020	4,364
IMS Health, Inc.	2,000,000	57,720
		64,660
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
ICON PLC sponsored ADR	1,830,000	$ 68,259
Seracare Life Sciences, Inc. (a)	259,491	1,518
		69,777
Pharmaceuticals - 1.4%
Fornix Biosciences NV	112,922	3,444
Hi-Tech Pharmacal Co., Inc. (a)	5,000	54
Il Dong Pharmaceutical Co. Ltd.	140,010	6,148
Merck & Co., Inc.	5,000,000	223,750
Par Pharmaceutical Companies, Inc. (a)	100,000	2,638
Pfizer, Inc.	11,500,000	301,760
Sciele Pharma, Inc. (a)	509,000	12,089
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	743
Torii Pharmaceutical Co. Ltd.	107,600	1,768
Whanin Pharmaceutical Co. Ltd.	280,000	5,148
		557,542
TOTAL HEALTH CARE		3,558,212
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.0%
Astronics Corp. (a)	354,947	6,520
CAE, Inc. (e)	15,500,000	153,208
Cobham PLC	6,000,000	24,343
Ducommun, Inc. (a)(e)	1,006,400	22,654
Magellan Aerospace Corp. (a)	700,000	1,874
Moog, Inc. Class A (a)(e)	3,752,700	146,318
Pemco Aviation Group, Inc. (a)(e)	245,280	1,938
The Allied Defense Group, Inc. (a)	193,488	3,444
Triumph Group, Inc.	500,000	28,100
		388,399
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(e)	593,400	1,899
Baltrans Holdings Ltd.	6,000,000	4,211
Park-Ohio Holdings Corp. (a)	235,204	4,062
		10,172
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,464,206	42,675
MAIR Holdings, Inc. (a)(e)	2,000,026	14,980
Pinnacle Airlines Corp. (a)	568,353	9,975
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	1,539,687	$ 29,439
Ryanair Holdings PLC sponsored ADR (a)	450,000	39,011
		136,080
Building Products - 1.9%
Aaon, Inc.	375,252	10,312
Ameron International Corp.	218,900	17,659
Chosun Refractories Co.	118,000	7,332
Dynasty Ceramic PCL (For. Reg.)	500,000	191
Insteel Industries, Inc.	100,000	1,669
Kingspan Group PLC (Ireland)	3,500,000	88,361
Kondotec, Inc. (a)	200,000	1,606
NCI Building Systems, Inc. (a)(e)	1,999,950	113,837
Permasteelisa Spa	375,000	7,472
Simpson Manufacturing Co. Ltd. (d)(e)	4,810,736	157,359
USG Corp. (a)(d)(e)	6,600,000	353,760
		759,558
Commercial Services & Supplies - 0.4%
AJIS Co. Ltd.	30,000	748
GFK AG	63,600	3,004
Labor Ready, Inc. (a)	2,252,689	42,305
Mitie Group PLC	5,500,000	25,665
Navigant Consulting, Inc. (a)	1,200,346	24,943
Penna Consulting PLC (a)	395,000	570
RCM Technologies, Inc. (a)(e)	1,140,063	7,730
Roto Smeets de Boer NV	120,000	6,764
Schawk, Inc. Class A	380,154	6,755
Spherion Corp. (a)	2,236,500	18,406
Wesco, Inc.	300,000	1,114
		138,004
Construction & Engineering - 2.5%
Abengoa SA	250,000	9,726
Actividades de Construccion y Servicios SA (ACS)	2,200,000	119,655
Aoki Marine Co. Ltd.	126,000	432
Arcadis NV	415,000	26,233
Chodai Co. Ltd.	100,000	431
Dongyang Express & Construction Corp.	20,650	773
Heijmans NV (e)	1,950,000	106,744
Hibiya Engineering Ltd.	1,200,000	10,570
Imtech NV	400,000	26,562
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	1,800,000	$ 162,990
JST Co. Ltd.	240,000	1,193
Kaneshita Construction Co. Ltd.	815,000	3,998
Keller Group PLC	165,000	2,885
KHD Humboldt Wedag International Ltd. (a)(e)	763,800	30,071
Kier Group PLC	500,000	20,188
Koninklijke BAM Groep NV	3,300,000	68,344
Kyeryong Construction Industrial Co. Ltd.	215,000	8,646
Matsui Construction Co. Ltd.	350,000	1,383
Sanyo Engineering & Construction, Inc.	1,000,000	5,063
Shaw Group, Inc. (a)(e)	6,239,953	210,661
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	13,224
ShoLodge, Inc. (a)(e)	500,627	3,254
Stantec, Inc. (a)(e)	3,786,600	89,339
Takada Kiko Co. Ltd.	475,000	1,771
Takigami Steel Construction Co. Ltd.	200,000	902
URS Corp. (a)	1,000,000	42,970
Yokogawa Bridge Corp. (d)	450,000	2,308
Yurtec Corp.	1,150,000	5,736
		976,052
Electrical Equipment - 1.8%
Acbel Polytech, Inc.	558,985	250
Aichi Electric Co. Ltd.	900,000	2,483
AZZ, Inc. (a)(e)	544,100	21,780
Belden CDT, Inc.	1,500,000	64,875
BYD Co. Ltd. (H Shares) (a)	2,000,000	7,045
C&D Technologies, Inc. (d)(e)	2,552,800	13,785
Chase Corp. (e)	404,700	12,789
Deswell Industries, Inc. (e)	907,214	10,841
Dewey Electronics Corp. (a)	61,200	199
Draka Holding NV (a)(d)(e)	3,332,396	107,279
Encore Wire Corp. (d)(e)	2,319,200	55,104
EnerSys (a)	764,391	12,429
Genlyte Group, Inc. (a)(e)	2,650,000	200,791
GrafTech International Ltd. (a)(e)	7,541,498	61,237
Koito Industries Ltd.	700,000	2,581
Korea Electric Terminal Co. Ltd. (e)	610,000	12,270
Nexans SA	425,000	57,996
Power Logics Co. Ltd. (a)	525,000	3,561
Solarfun Power Holdings Co. Ltd. ADR	250,000	3,758
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Superior Essex, Inc. (a)(e)	1,685,040	$ 53,770
TB Wood's Corp. (e)	229,865	4,138
Universal Security Instruments, Inc. (a)(e)	241,255	6,302
		715,263
Industrial Conglomerates - 0.8%
DCC PLC (Ireland) (e)	8,300,000	262,332
Teleflex, Inc.	800,000	53,424
		315,756
Machinery - 0.9%
A.S.V., Inc. (a)(d)	350,000	5,933
Aalberts Industries NV	143,414	13,243
Briggs & Stratton Corp.	187,600	5,560
Cascade Corp. (e)	1,255,000	67,419
Columbus McKinnon Corp. (NY Shares) (a)	897,330	20,621
Donaldson Co., Inc.	70,000	2,465
First Engineering Ltd.	3,500,000	2,279
FKI PLC	2,900,000	6,424
Foremost Income Fund (e)	1,440,000	16,461
Gardner Denver, Inc. (a)	1,000,000	38,550
Gehl Co. (a)	446,613	11,947
Greenbrier Companies, Inc. (e)	1,584,500	45,745
Hardinge, Inc. (e)	884,287	12,999
Ingersoll-Rand Co. Ltd. Class A	1,649,985	70,751
Quipp, Inc. (e)	141,500	1,060
S&T Corp.	170,000	3,854
Seksun Corp. Ltd. (e)	28,500,000	7,888
The Weir Group PLC	500,000	5,609
Trifast PLC (e)	7,142,858	11,403
Twin Disc, Inc.	104,776	4,259
Velan, Inc. (sub. vtg.) (a)	421,900	5,558
Wolverine Tube, Inc. (a)(d)(e)	1,276,181	1,059
		361,087
Marine - 0.0%
Chuan Hup Holdings Ltd.	3,000,000	645
Tokyo Kisen Co. Ltd. (e)	550,000	3,404
		4,049
Road & Rail - 0.9%
Avis Budget Group, Inc.	462,100	11,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Dongyang Express Bus Corp.	10,660	$ 154
Heartland Express, Inc.	2,792,817	47,282
Hutech Norin Co. Ltd.	140,000	1,296
Japan Logistic Systems Corp.	300,000	900
Knight Transportation, Inc.	1,920,000	36,096
Marten Transport Ltd. (a)(e)	1,294,253	19,815
Old Dominion Freight Lines, Inc. (a)(e)	3,295,103	91,538
P.A.M. Transportation Services, Inc. (a)(e)	604,575	13,289
Sakai Moving Service Co. Ltd. (d)	228,900	6,487
Swift Transportation Co., Inc. (a)	334,000	10,194
Trancom Co. Ltd.	300,000	5,978
Universal Truckload Services, Inc. (a)	482,136	12,478
Werner Enterprises, Inc.	100,000	1,901
YRC Worldwide, Inc. (a)	1,950,000	86,483
		345,656
Trading Companies & Distributors - 0.4%
Brammer PLC	2,249,960	13,107
Grafton Group PLC unit	4,500,017	69,384
Richelieu Hardware Ltd.	845,200	17,240
SIG PLC	1,350,000	30,848
Uehara Sei Shoji Co. Ltd.	1,100,000	5,651
Wakita & Co. Ltd.	650,000	5,456
		141,686
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (a)	832,000	5,170
Meiko Transportation Co. Ltd.	400,000	4,375
		9,545
TOTAL INDUSTRIALS		4,301,307
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.4%
Adtran, Inc.	1,779,400	39,432
Applied Innovation, Inc. (a)(e)	1,027,232	3,236
Bel Fuse, Inc. Class A	437,423	12,366
Black Box Corp. (e)	1,981,025	81,381
Blonder Tongue Laboratories, Inc. (a)(e)	432,683	792
ClearOne Communications, Inc. (a)(e)	940,503	4,420
Comba Telecom Systems Holdings Ltd.	1,000,000	384
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc. (e)	688,881	$ 6,992
Ditech Networks, Inc. (a)(e)	3,234,000	23,188
ECI Telecom Ltd. (a)	2,999,996	25,560
Gemtek Technology Corp.	828,088	1,959
Intracom Holdings SA (Reg.) (a)(e)	6,800,000	47,327
Nera Telecommunications Ltd.	9,000,000	2,227
NETGEAR, Inc. (a)(e)	3,340,057	86,006
Optical Cable Corp. (a)(e)	601,700	3,123
Packeteer, Inc. (a)(e)	3,472,009	46,525
Plantronics, Inc. (d)(e)	4,755,400	93,681
SpectraLink Corp. (a)	343,688	3,107
Sunrise Telecom, Inc. (a)	668,758	1,679
TKH Group NV unit	806,000	65,446
		548,831
Computers & Peripherals - 1.5%
ASUSTeK Computer, Inc.	1,331,000	3,517
Chicony Electronics Co. Ltd.	1,500,000	2,273
Datapulse Technology Ltd.	3,550,000	613
Dataram Corp. (e)	858,800	3,856
High Tech Computer Corp.	129,600	1,919
Komag, Inc. (a)(e)	2,150,030	73,359
Logitech International SA (Reg.) (a)	5,600,000	163,408
Neoware, Inc. (a)(d)(e)	1,679,970	19,840
Overland Storage, Inc. (a)(e)	1,005,799	4,325
Qualstar Corp. (a)(e)	1,260,803	3,908
Seagate Technology	7,500,000	203,175
TPV Technology Ltd.	28,000,000	17,322
Unisteel Technology Ltd.	12,675,000	21,708
Xyratex Ltd. (a)(e)	2,407,620	50,512
		569,735
Electronic Equipment & Instruments - 3.2%
AddTech AB (B Shares)	275,000	5,777
CPI International, Inc. (e)	1,071,273	16,840
CTS Corp.	1,454,925	22,551
Delta Electronics, Inc.	15,409,098	50,308
Delta Electronics PCL (For. Reg.)	31,326,800	15,776
Fujitsu Devices, Inc. (a)	65,000	908
Global Imaging Systems, Inc. (a)(e)	5,186,080	99,832
Hon Hai Precision Industry Co. Ltd. (Foxconn)	62,586,953	427,675
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Huan Hsin Holdings Ltd.	2,500,000	$ 928
Ingram Micro, Inc. Class A (a)	1,889,200	36,858
Insight Enterprises, Inc. (a)	1,193,578	24,265
INTOPS Co. Ltd.	100,000	2,450
Jabil Circuit, Inc.	2,455,000	58,895
Jurong Technologies Industrial Corp. Ltd.	14,300,000	10,709
Kingboard Chemical Holdings Ltd.	34,980,000	144,042
Kingboard Laminates Holdings Ltd.	1,590,000	1,770
Mercury Computer Systems, Inc. (a)(e)	1,402,670	18,122
Mesa Laboratories, Inc. (e)	230,760	4,904
Micronetics, Inc. (a)(e)	387,672	3,187
MOCON, Inc. (e)	331,401	3,983
Multi-Fineline Electronix, Inc. (a)(d)	1,165,000	20,679
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	5,783
Orbotech Ltd. (a)(e)	2,999,985	71,820
Samsung SDI Co. Ltd. GDR (f)	200,000	3,181
ScanSource, Inc. (a)(e)	2,438,414	71,543
SED International Holdings, Inc. (a)(e)	480,000	624
Sigmatron International, Inc. (a)(e)	371,880	3,421
Sinotronics Holdings Ltd.	13,000,000	1,682
Spectrum Control, Inc. (a)(e)	973,381	11,700
SYNNEX Corp. (a)(e)	2,458,100	47,196
Taitron Components, Inc. Class A (sub. vtg.)	465,200	1,363
Tomen Electronics Corp.	70,000	1,209
TT electronics PLC (e)	9,800,000	45,152
Varitronix International Ltd.	11,000,000	6,326
Winland Electronics, Inc. (a)(e)	356,100	1,342
Wireless Telecom Group, Inc. (a)(e)	1,717,712	4,140
Ya Hsin Industrial Co. Ltd.	1,731,316	1,454
		1,248,395
Internet Software & Services - 0.0%
Internet Gold Golden Lines Ltd. (a)	548,100	6,736
YP Corp. (a)	1,517,300	1,563
		8,299
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	97,980
Cass Information Systems, Inc.	33,739	1,267
Computer Sciences Corp. (a)	3,400,000	178,364
CSE Global Ltd.	8,000,000	6,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Daitec Holding	7,896	$ 3,239
Euronet Worldwide, Inc. (a)(d)	50,000	1,443
Fidelity National Information Services, Inc.	671,762	28,563
Fiserv, Inc. (a)	1,125,000	59,141
Indra Sistemas SA	1,500,000	36,657
infoUSA, Inc.	1,280,952	15,384
Mastercard, Inc. Class A	600,000	66,930
MoneyGram International, Inc.	429,500	12,881
Sabre Holdings Corp. Class A	362,200	11,703
TALX Corp.	841,772	26,819
The BISYS Group, Inc. (a)	3,965,900	50,645
The Western Union Co.	2,550,000	56,967
Total System Services, Inc. (d)	500,000	15,450
Wright Express Corp. (a)	350,000	10,805
		680,854
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	200,900	6,965
Semiconductors & Semiconductor Equipment - 1.5%
Axcelis Technologies, Inc. (a)(e)	9,000,004	57,960
BE Semiconductor Industries NV (NY Shares) (a)	2,500,000	15,000
Catalyst Semiconductor, Inc. (a)(e)	1,727,985	6,083
Cree, Inc. (a)	351,200	5,401
Eagle Test Systems, Inc. (e)	1,166,916	16,885
Elan Microelectronics Corp.	2,321,392	1,798
Integrated Device Technology, Inc. (a)	10,000	151
Intest Corp. (a)(e)	909,300	3,955
KEC Corp. (a)(e)	5,587,500	5,727
KEC Holdings Co. Ltd. (e)	1,862,499	2,811
Leadis Technology, Inc. (a)	424,983	1,827
Maxim Integrated Products, Inc.	9,400,000	289,520
MediaTek, Inc.	4,235,000	46,174
Melexis NV (e)	3,045,000	57,427
Nextest Systems Corp.	261,600	2,862
Omnivision Technologies, Inc. (a)(d)(e)	3,000,000	34,620
Realtek Semiconductor Corp.	15,750,577	25,257
Reliability, Inc. (a)(e)	460,300	87
Semtech Corp. (a)	1,177,000	16,125
SigmaTel, Inc. (a)(e)	3,349,500	12,996
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Mask Corp.	5,250,000	$ 3,029
Trio-Tech International	12,100	134
		605,829
Software - 2.8%
Ansoft Corp. (a)	135,976	3,799
Ansys, Inc. (a)(e)	2,869,972	143,183
Catapult Communications Corp. (a)(e)	1,482,532	13,506
Dynamics Research Corp. (a)	244,961	2,161
ebix.com, Inc. (a)	59,775	1,527
ECtel Ltd. (a)(e)	1,750,025	9,135
Epicor Software Corp. (a)	875,000	12,119
EPIQ Systems, Inc. (a)	317,710	5,741
Exact Holdings NV	1,150,000	34,549
FactSet Research Systems, Inc.	414,500	24,074
Fair, Isaac & Co., Inc. (e)	2,999,989	119,460
Hyperion Solutions Corp. (a)	500,000	21,110
ICT Automatisering NV (d)(e)	450,001	9,026
Infomedia Ltd.	600,000	363
Jack Henry & Associates, Inc. (e)	6,200,000	132,308
Kronos, Inc. (a)	1,290,793	49,050
MacDonald Dettwiler & Associates Ltd. (a)	300,000	12,698
Oracle Corp. (a)	24,500,000	420,420
Pervasive Software, Inc. (a)(e)	2,314,844	8,495
Progress Software Corp. (a)(e)	2,382,878	67,698
Quest Software, Inc. (a)	150,000	2,240
Springsoft, Inc.	6,612,441	10,804
Unit 4 Agresso NV (a)	550,000	13,405
		1,116,871
TOTAL INFORMATION TECHNOLOGY		4,785,779
MATERIALS - 4.9%
Chemicals - 1.6%
American Vanguard Corp. (d)	150,000	2,508
Aronkasei Co. Ltd.	700,000	3,387
Bairnco Corp.	272,786	3,601
CPAC, Inc. (e)	577,200	4,900
Dongbu Fine Chemical Co. Ltd.	135,080	1,686
FMC Corp. (e)	2,875,000	223,819
Innospec, Inc. (e)	1,359,985	72,759
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Kendrion NV (a)	500,000	$ 1,362
Korea Polyol Co. Ltd.	111,450	5,486
KPC Holdings Corp. (a)	43,478	1,332
Miwon Commercial Co. Ltd.	16,530	500
OM Group, Inc. (a)(e)	2,600,000	127,036
Rockwood Holdings, Inc. (a)	248,000	6,572
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,031
Yara International ASA	7,000,000	186,210
		642,189
Construction Materials - 0.4%
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	8,610
Cemex SA de CV sponsored ADR	3,085,010	109,148
Eagle Materials, Inc.	100,178	4,948
Titan Cement Co. SA (Reg.)	700,000	39,231
		161,937
Containers & Packaging - 0.2%
Peak International Ltd. (a)(e)	997,600	3,003
RPC Group PLC	850,000	4,451
Silgan Holdings, Inc.	1,804,908	84,524
Starlite Holdings Ltd.	1,000,000	56
		92,034
Metals & Mining - 2.2%
Algoma Steel, Inc. (a)	750,000	23,706
Arcelor Mittal	1,500,000	71,355
Blue Earth Refineries, Inc.	439,200	769
Claymont Steel Holdings, Inc.	250,000	4,663
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	99,265
Croesus Mining NL (a)	1,100,000	0
Equigold NL	2,950,000	3,528
Equigold NL warrants 5/31/07 (a)	737,500	103
Gerdau SA sponsored ADR (d)	5,400,000	91,260
Gibraltar Industries, Inc.	47,500	1,165
Grupo Imsa SA de CV	4,500,000	19,118
Hanil Iron & Steel Co.	55,000	1,267
Harris Steel Group, Inc. (e)	1,650,000	64,480
Industrias Penoles SA de CV	3,500,000	33,257
Jubilee Mines NL (d)	500,000	6,363
Keystone Consolidated Industries, Inc. (a)	10,500	163
Korea Steel Shapes Co. Ltd.	45,960	1,512
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Northwest Pipe Co. (a)(e)	444,848	$ 16,731
POSCO sponsored ADR	4,200,000	370,356
Reliance Steel & Aluminum Co.	65,000	2,707
Samuel Manu-Tech, Inc.	250,000	2,894
Tohoku Steel Co. Ltd.	275,000	3,224
Verzatec SA de CV (a)	4,500,000	3,374
Webco Industries, Inc. (a)	15,963	1,261
Wheeling Pittsburgh Corp. (a)(d)(e)	841,516	20,626
		843,147
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)(e)	3,744,000	44,816
Gunns Ltd.	2,086,272	4,941
Sino-Forest Corp. (a)(e)	9,101,000	73,560
Sino-Forest Corp. (a)(e)(f)	4,400,000	35,563
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,200,000	21,660
		180,540
TOTAL MATERIALS		1,919,847
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	36,057
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	31,470
XETA Technologies, Inc. (a)(e)	974,969	2,701
		70,228
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	1,700,000	52,423
Metro One Telecommunications, Inc. (a)	193,656	434
SK Telecom Co. Ltd. sponsored ADR	2,400,000	57,000
		109,857
TOTAL TELECOMMUNICATION SERVICES		180,085
UTILITIES - 0.3%
Electric Utilities - 0.3%
Korea Electric Power Corp. sponsored ADR	4,400,000	100,628
Maine & Maritimes Corp. (a)(e)	138,802	2,186
		102,814
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.0%
E1 Corp.	5,000	$ 267
Hokuriku Gas Co.	1,700,000	5,240
Keiyo Gas Co. Ltd.	223,000	1,053
KyungDong City Gas Co. Ltd.	140,000	5,370
Otaki Gas Co. Ltd.	654,000	3,300
Shinnihon Gas Corp.	50,500	226
		15,456
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. BHD	713,000	301
TOTAL UTILITIES		118,571
TOTAL COMMON STOCKS (Cost $21,357,948)		36,188,288
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Impath Bankruptcy Liquidating Trust Class A	1,665,000	1,998
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	300,000	6,061
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,102)		8,059
Convertible Bonds - 0.0%
,/TD>	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	470
TOTAL CONVERTIBLE BONDS (Cost $578)		470
Money Market Funds - 10.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.35% (b)	3,279,832,897	$ 3,279,833
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	689,597,149	689,597
TOTAL MONEY MARKET FUNDS (Cost $3,969,430)		3,969,430
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $25,347,058)		40,166,247
NET OTHER ASSETS - (1.7)%		(674,477)
NET ASSETS - 100%		$ 39,491,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,579,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 92,848
Fidelity Securities Lending Cash Central Fund	4,508
Total	$ 97,356
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abbey PLC	$ 37,862	$ -	$ -	$ 1,564	$ 51,510
ACE Cash Express, Inc.	37,275	-	37,946	-	-
Adams Resources & Energy, Inc.	17,024	27	34	177	12,609
Advanced Marketing Services, Inc.	7,323	-	239	-	471
AirNet Systems, Inc.	1,780	-	-	-	1,899
American Axle & Manufacturing Holdings, Inc.	82,167	-	-	1,505	104,239
American HomePatient, Inc.	2,394	-	-	-	3,470
American Italian Pasta Co. Class A	15,315	-	-	-	18,983
AMERIGROUP Corp.	98,940	-	36,230	-	-
AmSurg Corp.	53,873	5,211	3,112	-	56,100
Ansys, Inc.	131,703	-	-	-	143,183
Applebee's International, Inc.	146,520	-	5,934	1,760	201,920
Applied Innovation, Inc.	3,349	-	-	-	3,236
Apria Healthcare Group, Inc.	78,509	-	-	-	124,440
ArvinMeritor, Inc.	115,584	531	-	1,408	135,849
Astronics Corp.	7,840	-	3,953	-	-
Atlantic Tele-Network, Inc.	22,302	-	-	336	36,057
Axcelis Technologies, Inc.	49,770	-	-	-	57,960
AZZ, Inc.	16,323	-	-	-	21,780
Bairnco Corp.	5,177	-	1,977	57	-
Bank of the Ozarks, Inc.	51,013	-	-	317	47,981
Barratt Developments PLC	433,675	-	1,349	9,455	555,040
Beazer Homes USA, Inc.	56,282	27,338	-	335	87,020
Bellway PLC	208,344	-	11,197	3,582	249,327
BJ's Wholesale Club, Inc.	199,531	-	174	-	213,780
Black Box Corp.	81,440	-	-	238	81,381
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blonder Tongue Laboratories, Inc.	$ 709	$ -	$ 18	$ -	$ 792
Blyth, Inc.	71,604	-	2,498	1,080	83,160
Brinker International, Inc.	150,242	-	1,365	1,081	217,695
Bristow Group, Inc.	79,157	240	-	-	87,511
Buckeye Technologies, Inc.	28,080	-	-	-	44,816
C&D Technologies, Inc.	18,125	-	-	-	13,785
CAE, Inc.	120,779	-	2,572	232	153,208
Cagle's, Inc. Class A	2,963	-	46	-	4,317
Cantel Medical Corp.	22,255	-	-	-	25,134
Career Education Corp.	279,431	-	-	-	281,493
Cascade Corp.	46,435	-	-	389	67,419
Catalyst Semiconductor, Inc.	5,616	-	-	-	6,083
Catapult Communications Corp.	14,875	48	-	-	13,506
Cathay General Bancorp	131,610	15,244	-	668	139,645
Cattles PLC	109,024	-	-	1,860	150,254
CEC Entertainment, Inc.	109,261	-	-	-	156,473
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	6,378	-	-	162	12,789
Cherokee, Inc.	21,970	-	-	751	24,051
Chime Communications PLC	10,091	-	215	48	15,384
Chromcraft Revington, Inc.	11,248	-	-	-	7,745
ClearOne Communications, Inc.	2,884	488	-	-	4,420
Communications Systems, Inc.	6,544	-	-	131	6,992
Cooper Companies, Inc.	110,501	-	-	75	119,251
Corinthian Colleges, Inc.	93,940	-	41,148	-	-
Corvel Corp.	22,443	-	30,172	-	-
CPAC, Inc.	3,348	-	-	81	4,900
CPI International, Inc.	16,791	-	1,784	-	16,840
Craftmade International, Inc.	-	7,542	-	74	7,675
CTS Corp.	32,225	-	12,066	131	-
D.R. Horton, Inc.	670,089	1,015	-	14,083	909,914
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dataram Corp.	$ 4,019	$ -	$ -	$ 103	$ 3,856
DCC PLC (Ireland)	199,318	-	-	1,906	262,332
Decorator Industries, Inc.	2,094	-	-	15	1,839
Delta Apparel, Inc.	14,854	156	-	86	14,022
Deswell Industries, Inc.	8,931	-	868	320	10,841
Direct General Corp.	35,109	-	-	169	44,019
Ditech Networks, Inc.	26,260	-	-	-	23,188
Dollar General Corp.	396,165	22,502	-	3,119	528,454
Dollar Tree Stores, Inc.	149,822	-	-	-	177,196
Dominion Homes, Inc.	6,339	-	-	-	3,928
Doral Financial Corp.	37,376	-	7,156	-	-
Draka Holding NV	60,444	-	-	-	107,279
Drew Industries, Inc.	43,035	-	-	-	51,077
DSG International Ltd.	-	-	1,242	-	-
Ducommun, Inc.	18,091	318	367	-	22,654
Eagle Test Systems, Inc.	11,238	14,894	8,797	-	16,885
ECtel Ltd.	7,508	-	-	-	9,135
Educational Development Corp.	2,592	-	-	-	2,886
Encore Acquisition Co.	80,436	-	4,143	-	-
Encore Wire Corp.	-	58,388	-	46	55,104
Epic Bancorp	3,761	-	-	20	4,002
Escalon Medical Corp.	2,838	-	-	-	1,960
ESS Technology, Inc.	6,766	-	3,996	-	-
Exact Holdings NV	36,404	-	2,933	-	-
Exactech, Inc.	15,815	-	-	-	17,289
ExpressJet Holdings, Inc. Class A	37,375	-	-	-	42,675
Fair, Isaac & Co., Inc.	93,249	8,226	-	119	119,460
Farstad Shipping ASA	50,368	-	-	-	54,084
Federal Screw Works	2,422	-	-	31	2,033
Financial Industries Corp.	11,071	-	64	-	9,644
Finlay Enterprises, Inc.	7,742	-	-	-	8,997
First Bancorp, Puerto Rico	75,313	877	-	1,005	85,696
First Mutual Bancshares, Inc.	14,204	578	312	119	14,827
FMC Corp.	178,901	-	1,702	1,040	223,819
Footstar, Inc.	8,971	-	-	-	12,902
Foremost Income Fund	24,305	-	-	861	16,461
Fossil, Inc.	129,190	-	-	-	160,136
Fremont General Corp.	90,525	10,426	-	1,233	78,200
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 97,462	$ 40	$ -	$ 580	$ 89,379
Friedmans, Inc. Class A	-	-	-	-	-
Gehl Co.	19,334	-	7,187	-	-
Genesco, Inc.	63,038	-	-	-	91,727
Genlyte Group, Inc.	184,308	-	-	-	200,791
Gildan Activewear, Inc. Class A	179,417	-	-	-	209,250
Global Imaging Systems, Inc.	98,195	11,765	-	-	99,832
Goodfellow, Inc.	9,477	-	151	451	14,604
GrafTech International Ltd.	33,162	7,926	-	-	61,237
Greenbrier Companies, Inc.	44,017	-	-	254	45,745
Hampshire Group Ltd.	15,512	-	-	-	13,577
Hankook Shell Oil Co. Ltd.	4,744	-	-	1,012	4,805
Hardinge, Inc.	12,263	-	-	71	12,999
Harris Steel Group, Inc.	43,714	-	-	247	64,480
Health Management Associates, Inc. Class A	502,535	-	-	2,966	480,783
Heijmans NV	100,655	-	1,023	-	106,744
Helen of Troy Ltd.	53,794	-	-	-	72,335
Henry Boot PLC	38,995	-	-	252	54,849
Horizon Health Corp.	10,874	641	-	-	17,220
Hot Topic, Inc.	66,083	-	20,916	-	26,025
HTL International Holdings Ltd.	19,647	-	-	348	17,437
ICT Automatisering NV	10,027	-	894	-	9,026
InFocus Corp.	10,281	-	9,800	-	-
Innospec, Inc.	33,711	-	181	109	72,759
Interstate Bakeries Corp.	18,944	-	807	-	6,637
Intest Corp.	3,855	-	-	-	3,955
Intracom Holdings SA (Reg.)	43,604	-	-	-	47,327
INZI Controls Co. Ltd.	8,605	-	-	165	5,761
IPC Holdings Ltd.	114,960	-	7,567	1,240	110,438
Jack Henry & Associates, Inc.	111,193	7,216	1,979	687	132,308
Jack in the Box, Inc.	140,012	-	15,250	-	203,907
JAKKS Pacific, Inc.	22,508	6,783	-	-	35,899
JLM Couture, Inc.	493	-	-	-	463
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jos. A. Bank Clothiers, Inc.	$ 7,310	$ 25,902	$ -	$ -	$ 37,829
KEC Corp.	-	-	-	-	5,727
KEC Holdings Co. Ltd.	11,154	-	-	59	2,811
KHD Humboldt Wedag International Ltd.	22,143	-	-	-	30,071
Komag, Inc.	-	69,852	-	-	73,359
Komplett ASA	13,741	-	-	-	19,691
Korea Electric Terminal Co. Ltd.	9,101	-	-	108	12,270
Lenox Group, Inc.	9,678	-	-	-	5,228
Libbey, Inc.	11,140	-	-	70	16,717
LifePoint Hospitals, Inc.	113,704	11,691	2,662	-	124,027
Lincare Holdings, Inc.	327,214	5,649	-	-	376,265
M/I Homes, Inc.	55,741	-	-	87	62,418
Maine & Maritimes Corp.	1,822	409	-	-	2,186
MAIR Holdings, Inc.	11,100	-	-	-	14,980
Marine Products Corp.	33,232	-	-	388	38,163
Marten Transport Ltd.	14,402	5,634	-	-	19,815
Massachusetts Financial Corp. Class A	1,146	-	-	-	2,062
Medical Action Industries, Inc.	23,179	-	-	-	32,986
Melexis NV	48,425	-	-	1,647	57,427
Mercury Computer Systems, Inc.	18,180	609	-	-	18,122
Merit Medical Systems, Inc.	39,505	-	4,084	-	38,277
Mesa Laboratories, Inc.	3,369	64	-	58	4,904
Metro One Telecommunications, Inc.	1,408	-	1,020	-	-
Metro, Inc. Class A (sub. vtg.)	255,548	-	-	1,544	311,314
Michang Oil Industrial Co. Ltd.	2,804	-	-	102	3,074
Micronetics, Inc.	-	3,000	-	-	3,187
MOCON, Inc.	2,983	-	-	75	3,983
Monaco Coach Corp.	17,730	-	4,358	200	-
Monro Muffler Brake, Inc.	24,808	-	2,805	102	-
Monterey Gourmet Foods, Inc.	6,249	-	4,855	-	-
Moog, Inc. Class A	110,918	18,000	-	-	146,318
Mothers Work, Inc.	18,195	-	5,118	-	13,933
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Multimedia Games, Inc.	$ 20,950	$ 906	$ -	$ -	$ 23,332
Murakami Corp.	6,247	-	-	24	6,041
National Dentex Corp.	11,260	735	-	-	8,635
National Healthcare Corp.	46,190	-	11,389	339	43,368
National Western Life Insurance Co. Class A	53,645	-	-	84	53,526
NCI Building Systems, Inc.	98,154	-	5,896	-	113,837
Neoware, Inc.	7,316	16,252	3,749	-	19,840
NETGEAR, Inc.	63,740	913	-	-	86,006
Netsmart Technologies, Inc.	5,558	-	6,154	-	-
Newship Ltd.	675	-	-	-	-
Next PLC	459,451	-	3,068	4,212	548,713
Ngai Lik Industrial Holdings Ltd.	5,058	-	-	67	4,296
Nicholas Financial, Inc.	7,580	-	454	-	5,651
North Central Bancshares, Inc.	5,653	-	-	93	5,441
Northrim Bancorp, Inc.	3,474	6,561	-	86	11,438
Northwest Pipe Co.	18,410	-	7,774	-	16,731
Nutraceutical International Corp.	16,146	-	-	-	18,525
Odyssey Healthcare, Inc.	51,112	-	-	-	35,220
Oil States International, Inc.	136,906	6,203	-	-	129,230
Old Dominion Freight Lines, Inc.	-	90,556	-	-	91,538
OM Group, Inc.	91,312	-	-	-	127,036
Omnivision Technologies, Inc.	4,750	41,441	-	-	34,620
On Assignment, Inc.	15,757	-	17,285	-	-
Optical Cable Corp.	2,347	-	-	-	3,123
Option Care, Inc.	36,157	2,679	-	136	45,053
Orbotech Ltd.	64,680	-	-	-	71,820
Oriental Financial Group, Inc.	16,763	1,991	-	356	19,169
Orthofix International NV	55,680	-	607	-	70,532
Overland Storage, Inc.	10,080	-	2,846	-	4,325
P&F Industries, Inc. Class A	3,815	-	-	-	4,485
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
P.A.M. Transportation Services, Inc.	$ 17,206	$ -	$ -	$ -	$ 13,289
Pacific Sunwear of California, Inc.	125,931	-	-	-	147,976
Packeteer, Inc.	31,769	-	-	-	46,525
Papa John's International, Inc.	93,206	-	8,419	-	73,193
Pason Systems, Inc.	71,801	-	-	277	57,709
Peak International Ltd.	2,594	-	-	-	3,003
Pemco Aviation Group, Inc.	2,453	-	-	-	1,938
Pericom Semiconductor Corp.	21,840	-	25,889	-	-
Perry Ellis International, Inc.	15,361	-	15,438	-	-
Pervasive Software, Inc.	9,189	91	-	-	8,495
Petroleum Development Corp.	56,789	-	-	-	65,318
Piolax, Inc.	17,617	-	1,831	84	15,777
Plantronics, Inc.	73,994	-	-	476	93,681
Pomeroy IT Solutions, Inc.	9,164	-	-	-	9,706
Progress Software Corp.	52,001	1,920	-	-	67,698
ProSafe ASA	130,469	-	6,233	5,703	-
Qualstar Corp.	3,808	-	-	-	3,908
Quiksilver, Inc.	155,180	-	-	-	170,278
Quipp, Inc.	1,090	-	-	14	1,060
R&G Financial Corp. Class B	15,442	-	-	-	13,991
RCM Technologies, Inc.	5,779	-	-	-	7,730
RehabCare Group, Inc.	24,031	-	-	-	19,487
Reliability, Inc.	153	-	49	-	87
Rex Stores Corp.	19,586	-	-	-	23,072
Ringerikes Sparebank	1,461	-	-	-	1,405
Rocky Brands, Inc.	5,961	-	-	-	8,341
Ruby Tuesday, Inc.	139,930	-	-	1,593	182,304
Ryan's Restaurant Group, Inc.	61,825	-	63,747	-	-
S.Y. Bancorp, Inc.	25,163	-	1,436	240	21,955
Safeway, Inc.	702,025	-	87,958	2,803	805,070
Saga Communications, Inc. Class A	13,754	-	-	-	16,741
ScanSource, Inc.	72,543	-	-	-	71,543
ScS Upholstery PLC	21,314	-	-	580	24,908
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SED International Holdings, Inc.	$ 408	$ -	$ -	$ -	$ 624
Seksun Corp. Ltd.	6,408	-	-	116	7,888
Shaw Group, Inc.	129,105	-	-	-	210,661
Shinsegae Engineering & Construction Co. Ltd.	12,227	371	-	282	13,224
ShoLodge, Inc.	2,753	-	-	-	3,254
SigmaTel, Inc.	16,480	-	-	-	12,996
Sigmatron International, Inc.	3,198	7	-	-	3,421
Simpson Manufacturing Co. Ltd.	120,911	14,050	-	770	157,359
Sino-Forest Corp.	45,119	-	-	-	73,560
Sino-Forest Corp. (144A)	22,163	-	-	-	35,563
Sonic Corp.	177,120	-	91,895	-	111,050
Southern Energy Homes, Inc.	9,633	-	11,901	-	-
SpectraLink Corp.	12,326	87	11,178	-	-
Spectrum Control, Inc.	12,774	-	3,429	-	11,700
Spherion Corp.	21,944	-	4,856	-	-
Sportscene Group, Inc. Class A	5,299	-	-	88	5,528
Stanley Furniture Co., Inc.	29,432	-	-	208	27,846
Stantec, Inc.	64,080	-	-	-	89,339
Steiner Leisure Ltd.	67,101	-	-	-	78,089
Sterling Bancorp, New York	26,548	-	9,418	395	-
Stoneridge, Inc.	21,418	-	1,521	-	20,464
Strattec Security Corp.	20,025	-	-	-	23,330
Summa Industries, Inc.	4,331	-	6,563	26	-
Sunjin Co. Ltd.	8,442	-	-	148	8,964
Superior Essex, Inc.	55,619	-	4,725	-	53,770
SYNNEX Corp.	47,334	3,171	39	-	47,196
Tap Oil NL	13,771	-	-	-	10,423
TB Wood's Corp.	1,991	471	392	41	4,138
Technology Solutions Co.	1,731	-	1,526	-	-
Teekay Shipping Corp.	178,284	-	-	1,971	208,372
Tejon Ranch Co.	40,006	-	-	-	52,966
The BISYS Group, Inc.	93,206	-	42,340	-	-
The PMI Group, Inc.	378,956	-	-	937	426,794
Theragenics Corp.	9,254	-	-	-	14,682
Timberland Co. Class A	75,378	15,449	-	-	104,608
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tokyo Kisen Co. Ltd.	$ 3,526	$ -	$ -	$ -	$ 3,404
Total Energy Services Trust	40,117	-	1,947	1,347	27,122
Tower Automotive, Inc.	344	-	289	-	-
Trifast PLC	7,239	-	-	109	11,403
TT electronics PLC	33,686	-	931	690	45,152
TTI Team Telecom International Ltd.	4,092	-	3,846	-	-
Universal Security Instruments, Inc.	-	4,973	-	-	6,302
UnumProvident Corp.	308,370	1,645	-	2,864	420,200
UnumProvident Corp. unit	20,832	2,687	-	928	-
Up, Inc.	4,548	-	-	-	4,145
URS Corp.	118,800	-	80,622	-	-
USEC, Inc.	90,748	-	-	-	116,860
USG Corp.	305,976	-	-	-	353,760
Utah Medical Products, Inc.	14,171	-	-	194	16,078
W Holding Co., Inc.	53,309	1,652	-	894	54,717
W&T Offshore, Inc.	208,788	23,937	3,600	411	208,896
Washington Savings Bank Fsb	3,720	-	-	18	4,044
Western Metals Corp.	257	-	-	-	185
Westwood One, Inc.	29,772	4,593	-	548	35,023
Wheeling Pittsburgh Corp.	18,648	-	-	-	20,626
Winland Electronics, Inc.	1,261	-	-	-	1,342
Wireless Telecom Group, Inc.	3,831	272	-	-	4,140
Wolverine Tube, Inc.	6,569	-	300	-	1,059
XETA Technologies, Inc.	2,457	-	-	-	2,701
Xyratex Ltd.	34,744	17,527	-	-	50,512
Yankee Candle Co., Inc.	110,367	-	35,648	568	121,205
Young Innovations, Inc.	29,202	948	-	68	26,417
Total	$ 15,893,576	$ 611,318	$ 903,454	$ 95,382	$ 17,690,631
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.4%
United Kingdom	5.4%
Canada	4.1%
Brazil	2.8%
Ireland	2.8%
Netherlands	2.0%
Bermuda	1.7%
Korea (South)	1.6%
Taiwan	1.4%
Norway	1.3%
Others (individually less than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007
Assets
Investment in securities, at value (including securities loaned of $674,077) - See accompanying schedule: Unaffiliated issuers (cost $10,117,196)	$ 18,506,186
Fidelity Central Funds (cost $3,969,430)	3,969,430
Other affiliated issuers (cost $11,260,432)	17,690,631
Total Investments (cost $25,347,058)		$ 40,166,247
Cash		342
Foreign currency held at value (cost $6)		6
Receivable for investments sold		22,417
Receivable for fund shares sold		25,538
Dividends receivable		38,013
Interest receivable		14,389
Prepaid expenses		164
Other receivables		1,436
Total assets		40,268,552

Liabilities
Payable for investments purchased	$ 24,537
Payable for fund shares redeemed	29,884
Accrued management fee	25,732
Other affiliated payables	6,230
Other payables and accrued expenses	802
Collateral on securities loaned, at value	689,597
Total liabilities		776,782

Net Assets		$ 39,491,770
Net Assets consist of:
Paid in capital		$ 24,427,085
Undistributed net investment income		10,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		235,105
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,819,102
Net Assets, for 896,106 shares outstanding		$ 39,491,770
Net Asset Value, offering price and redemption price per share ($39,491,770 ÷ 896,106 shares)		$ 44.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007
Investment Income
Dividends (including $95,382 earned from other affiliated issuers)		$ 219,265
Interest		207
Income from Fidelity Central Funds		97,356
Total income		316,828

Expenses
Management fee Basic fee	$ 115,138
Performance adjustment	30,780
Transfer agent fees	32,681
Accounting and security lending fees	1,094
Custodian fees and expenses	1,907
Independent trustees' compensation	63
Appreciation in deferred trustee compensation account	1
Registration fees	83
Audit	127
Legal	418
Miscellaneous	297
Total expenses before reductions	182,589
Expense reductions	(1,566)	181,023
Net investment income (loss)		135,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	467,024
Other affiliated issuers	108,258
Foreign currency transactions	(890)
Total net realized gain (loss)		574,392
Change in net unrealized appreciation (depreciation) on: Investment securities	4,467,583
Assets and liabilities in foreign currencies	(104)
Total change in net unrealized appreciation (depreciation)		4,467,479
Net gain (loss)		5,041,871
Net increase (decrease) in net assets resulting from operations		$ 5,177,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,805	$ 269,670
Net realized gain (loss)	574,392	4,120,789
Change in net unrealized appreciation (depreciation)	4,467,479	(2,097,024)
Net increase (decrease) in net assets resulting from operations	5,177,676	2,293,435
Distributions to shareholders from net investment income	(284,252)	(227,631)
Distributions to shareholders from net realized gain	(3,181,588)	(2,293,587)
Total distributions	(3,465,840)	(2,521,218)
Share transactions Proceeds from sales of shares	1,612,034	3,560,467
Reinvestment of distributions	3,372,434	2,453,133
Cost of shares redeemed	(3,023,415)	(7,534,358)
Net increase (decrease) in net assets resulting from share transactions	1,961,053	(1,520,758)
Redemption fees	505	1,621
Total increase (decrease) in net assets	3,673,394	(1,746,920)

Net Assets
Beginning of period	35,818,376	37,565,296
End of period (including undistributed net investment income of $10,478 and undistributed net investment income of $172,522, respectively)	$ 39,491,770	$ 35,818,376
Other Information Shares
Sold	38,156	83,835
Issued in reinvestment of distributions	84,905	59,319
Redeemed	(71,701)	(178,587)
Net increase (decrease)	51,360	(35,433)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 42.40	$ 42.68	$ 36.18	$ 30.08	$ 26.70	$ 27.22
Income from Investment Operations
Net investment income (loss) D	.15	.31	.22	.05	.01	.09
Net realized and unrealized gain (loss)	5.63	2.29	8.49	6.50	3.93	1.08
Total from investment operations	5.78	2.60	8.71	6.55	3.94	1.17
Distributions from net investment income	(.33)	(.26)	(.12)	(.02)	(.03)	(.16)
Distributions from net realized gain	(3.78)	(2.62)	(2.09)	(.44)	(.54)	(1.54)
Total distributions	(4.11)	(2.88)	(2.21)	(.46)	(.57)	(1.70)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 44.07	$ 42.40	$ 42.68	$ 36.18	$ 30.08	$ 26.70
Total Return B, C	14.81%	6.38%	25.32%	21.90%	15.14%	4.79%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.88%	.95%	.98%	1.03%	.99%
Expenses net of fee waivers, if any	.97% A	.88%	.95%	.98%	1.03%	.99%
Expenses net of all reductions	.97% A	.87%	.94%	.97%	1.01%	.97%
Net investment income (loss)	.72% A	.72%	.57%	.15%	.05%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 39,492	$ 35,818	$ 37,565	$ 30,392	$ 19,599	$ 15,664
Portfolio turnover rate F	13% A	26%	24%	28%	23%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,856,930
Unrealized depreciation	(1,043,680)
Net unrealized appreciation (depreciation)	$ 14,813,250
Cost for federal income tax purposes	$ 25,352,997

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,280,699 and $3,141,771, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,508.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $113 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $79 and $802, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity
Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 15, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LPS-USAN-0307
1.789287.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Value Discovery

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period * August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,115.80	$ 4.75
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.72	$ 4.53

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	3.0	2.2
JPMorgan Chase & Co.	2.9	3.6
Exxon Mobil Corp.	2.3	4.0
Noble Corp.	2.1	1.0
National Oilwell Varco, Inc.	2.0	2.4
Bank of America Corp.	2.0	3.0
Pfizer, Inc.	1.8	3.1
American International Group, Inc.	1.7	2.0
Microsoft Corp.	1.5	0.5
Merck & Co., Inc.	1.3	1.5
	20.6
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	23.8
Information Technology	19.5	13.5
Industrials	11.1	6.2
Consumer Discretionary	10.9	7.0
Energy	9.4	14.1
Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Stocks 99.8%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.5%	** Foreign investments	10.2%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.3%
Renault SA	29,300	$ 3,625,965
Winnebago Industries, Inc.	1,000	33,540
		3,659,505
Diversified Consumer Services - 0.3%
Service Corp. International	339,900	3,619,935
Hotels, Restaurants & Leisure - 1.9%
Accor SA	33,800	2,801,785
Aristocrat Leisure Ltd.	280,300	3,506,389
Boyd Gaming Corp.	58,600	2,787,602
Chipotle Mexican Grill, Inc. Class B (a)	1	55
Greek Organization of Football Prognostics SA	16,400	612,178
Jollibee Food Corp.	368,000	320,328
McDonald's Corp.	163,433	7,248,254
Minor International PCL (For. Reg.)	1,688,900	524,896
WMS Industries, Inc. (a)	91,265	3,619,570
		21,421,057
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	111,261	1,762,374
Cyrela Brazil Realty SA	47,200	440,879
La-Z-Boy, Inc. (d)	128,200	1,651,216
The Stanley Works	103,200	5,909,232
Urbi, Desarrollos Urbanos, SA de CV (a)	200,600	714,609
Whirlpool Corp.	129,900	11,876,757
		22,355,067
Leisure Equipment & Products - 0.8%
Brunswick Corp.	103,500	3,530,385
Eastman Kodak Co.	166,200	4,297,932
Polaris Industries, Inc.	14,900	696,724
		8,525,041
Media - 1.5%
CKX, Inc. (a)	132,009	1,704,236
Grupo Televisa SA de CV (CPO) sponsored ADR	31,100	916,206
News Corp.:
Class A	124,852	2,902,809
Class B	135,000	3,300,750
R.H. Donnelley Corp.	76,000	5,060,080
Viacom, Inc. Class B (non-vtg.) (a)	57,500	2,338,525
		16,222,606
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.3%
Federated Department Stores, Inc.	104,900	$ 4,352,301
JCPenney Co., Inc.	54,500	4,427,580
Lojas Renner SA	14,600	204,835
Sears Holdings Corp. (a)	24,100	4,257,265
Tuesday Morning Corp.	105,980	1,765,627
		15,007,608
Specialty Retail - 1.7%
Home Depot, Inc.	125,100	5,096,574
OfficeMax, Inc.	217,000	10,478,930
RadioShack Corp.	46,600	1,029,860
Truworths International Ltd.	26,000	123,808
Williams-Sonoma, Inc.	63,800	2,233,000
		18,962,172
Textiles, Apparel & Luxury Goods - 1.1%
Brown Shoe Co., Inc.	69,100	3,755,585
Liz Claiborne, Inc.	128,727	5,715,479
VF Corp.	30,300	2,298,861
		11,769,925
TOTAL CONSUMER DISCRETIONARY		121,542,916
CONSUMER STAPLES - 6.3%
Beverages - 0.4%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	359,758
Coca-Cola Icecek AS	49,000	369,285
Fomento Economico Mexicano SA de CV sponsored ADR	4,700	564,329
Pernod Ricard SA	13,200	2,702,783
		3,996,155
Food & Staples Retailing - 1.7%
Rite Aid Corp.	547,600	3,373,216
Safeway, Inc.	243,144	8,760,478
Wal-Mart de Mexico SA de CV Series V	263,800	1,170,612
Wal-Mart Stores, Inc.	112,600	5,369,894
		18,674,200
Food Products - 2.0%
Biomar Holdings AS	56,300	2,731,003
Bunge Ltd.	43,200	3,324,240
Cermaq ASA	213,000	3,447,458
Chiquita Brands International, Inc. (d)	341,800	5,424,366
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
PAN Fish ASA (a)	3,245,000	$ 3,473,675
Tyson Foods, Inc. Class A	235,200	4,174,800
		22,575,542
Personal Products - 1.0%
Avon Products, Inc.	232,200	7,985,358
Playtex Products, Inc. (a)	204,600	2,880,768
		10,866,126
Tobacco - 1.2%
Altria Group, Inc.	157,900	13,798,881
TOTAL CONSUMER STAPLES		69,910,904
ENERGY - 9.4%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc. (a)	374,647	22,718,594
Noble Corp.	310,260	23,253,987
		45,972,581
Oil, Gas & Consumable Fuels - 5.3%
Cabot Oil & Gas Corp.	88,500	5,740,110
CONSOL Energy, Inc.	140,900	4,851,187
Exxon Mobil Corp.	351,738	26,063,786
Peabody Energy Corp.	126,100	5,148,663
Plains Exploration & Production Co. (a)	155,400	7,496,496
Range Resources Corp.	169,000	5,186,610
Spectra Energy Corp.	2,608	68,121
Valero Energy Corp.	83,700	4,543,236
		59,098,209
TOTAL ENERGY		105,070,790
FINANCIALS - 23.9%
Capital Markets - 2.3%
Bank of New York Co., Inc.	67,700	2,708,677
Franklin Resources, Inc.	25,300	3,013,483
Merrill Lynch & Co., Inc.	95,710	8,954,628
Morgan Stanley	113,700	9,413,223
State Street Corp.	13,600	966,280
		25,056,291
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 1.6%
Cathay General Bancorp	86,543	$ 2,999,580
East West Bancorp, Inc.	89,200	3,425,280
UCBH Holdings, Inc.	182,792	3,427,350
Wachovia Corp.	144,053	8,138,995
		17,991,205
Consumer Finance - 0.2%
Capital One Financial Corp.	31,600	2,540,640
Diversified Financial Services - 4.9%
Bank of America Corp.	425,300	22,362,274
JPMorgan Chase & Co.	639,200	32,554,456
		54,916,730
Insurance - 9.4%
AFLAC, Inc.	112,900	5,375,169
Allied World Assurance Co. Holdings Ltd.	23,500	1,001,100
American International Group, Inc.	272,600	18,659,470
Aspen Insurance Holdings Ltd.	420,915	10,783,842
Axis Capital Holdings Ltd.	329,944	10,871,655
Endurance Specialty Holdings Ltd.	296,812	10,091,608
Everest Re Group Ltd.	117,700	11,016,720
Hartford Financial Services Group, Inc.	58,100	5,514,271
Marsh & McLennan Companies, Inc.	100,000	2,950,000
MetLife, Inc.	73,600	4,572,032
Platinum Underwriters Holdings Ltd.	338,474	10,103,449
Prudential Financial, Inc.	58,500	5,214,105
The St. Paul Travelers Companies, Inc.	163,800	8,329,230
		104,482,651
Real Estate Investment Trusts - 3.6%
CBL & Associates Properties, Inc.	23,028	1,080,704
Corporate Office Properties Trust (SBI)	97,600	5,200,128
Developers Diversified Realty Corp.	77,300	5,188,376
Duke Realty LP	111,400	4,914,968
Equity Residential (SBI)	134,400	7,564,032
General Growth Properties, Inc.	93,890	5,776,113
Kimco Realty Corp.	104,100	5,163,360
United Dominion Realty Trust, Inc. (SBI)	159,900	5,243,121
		40,130,802
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	151,000	4,316,609
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	68,600	$ 2,982,728
Fannie Mae	89,700	5,070,741
Hudson City Bancorp, Inc.	286,300	3,942,351
Radian Group, Inc.	86,512	5,209,753
		17,205,573
TOTAL FINANCIALS		266,640,501
HEALTH CARE - 7.1%
Biotechnology - 0.2%
Amgen, Inc. (a)	33,900	2,385,543
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	150,700	7,483,762
Becton, Dickinson & Co.	111,800	8,601,892
C.R. Bard, Inc.	98,100	8,095,212
		24,180,866
Health Care Providers & Services - 0.9%
Acibadem Saglik Hizmetleri AS	83,000	861,571
Brookdale Senior Living, Inc.	94,000	4,512,000
Bumrungrad Hospital PCL (For. Reg.)	491,500	509,180
DaVita, Inc. (a)	77,800	4,247,880
Henry Schein, Inc. (a)	1,300	66,001
		10,196,632
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	103,800	4,966,830
Pharmaceuticals - 3.3%
Merck & Co., Inc.	333,100	14,906,225
Pfizer, Inc.	744,200	19,527,808
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,900	2,628,990
		37,063,023
TOTAL HEALTH CARE		78,792,894
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.7%
General Dynamics Corp.	65,300	5,103,195
Honeywell International, Inc.	237,000	10,828,530
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	35,724	$ 3,175,506
United Technologies Corp.	168,500	11,461,370
		30,568,601
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	13,500	716,175
United Parcel Service, Inc. Class B	58,100	4,199,468
		4,915,643
Building Products - 0.3%
Masco Corp.	105,100	3,362,149
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc.	186,800	2,389,172
The Brink's Co.	41,200	2,560,580
Waste Management, Inc.	69,700	2,647,206
		7,596,958
Construction & Engineering - 1.4%
Fluor Corp.	121,098	10,002,695
Shaw Group, Inc. (a)	179,968	6,075,720
		16,078,415
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	21,000	1,919,190
Industrial Conglomerates - 0.6%
Tyco International Ltd.	199,200	6,350,496
Machinery - 2.4%
Deere & Co.	57,900	5,806,212
Dover Corp.	44,400	2,202,240
Flowserve Corp. (a)	64,030	3,398,072
Oshkosh Truck Co.	60,900	3,215,520
SPX Corp.	167,920	11,786,305
		26,408,349
Road & Rail - 2.4%
AMERCO (a)	30,926	2,591,290
Burlington Northern Santa Fe Corp.	51,500	4,138,540
Con-way, Inc.	120,000	5,968,800
Laidlaw International, Inc.	184,596	5,484,347
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	57,000	$ 2,410,530
Union Pacific Corp.	57,300	5,787,300
		26,380,807
TOTAL INDUSTRIALS		123,580,608
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	125,800	2,434,230
Motorola, Inc.	284,600	5,649,310
Nokia Corp. sponsored ADR	163,400	3,611,140
		11,694,680
Computers & Peripherals - 4.2%
Dell, Inc. (a)	171,100	4,149,175
Hewlett-Packard Co.	109,700	4,747,816
Intermec, Inc. (a)	225,100	5,409,153
International Business Machines Corp.	108,500	10,757,775
NCR Corp. (a)	207,400	9,828,686
QLogic Corp. (a)	162,400	2,971,920
Seagate Technology	312,600	8,468,334
		46,332,859
Electronic Equipment & Instruments - 3.6%
Agilent Technologies, Inc. (a)	115,800	3,705,600
Amphenol Corp. Class A	152,998	10,361,025
Arrow Electronics, Inc. (a)	194,231	6,846,643
Avnet, Inc. (a)	166,701	5,176,066
Flextronics International Ltd. (a)	431,100	5,013,693
Ingram Micro, Inc. Class A (a)	119,600	2,333,396
Molex, Inc.	128,400	3,773,676
Vishay Intertechnology, Inc. (a)	237,200	3,116,808
		40,326,907
Internet Software & Services - 0.6%
VeriSign, Inc. (a)	197,700	4,725,030
Yahoo!, Inc. (a)	56,900	1,610,839
		6,335,869
IT Services - 0.8%
First Data Corp.	83,700	2,080,782
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastercard, Inc. Class A (d)	36,100	$ 4,026,955
Satyam Computer Services Ltd. sponsored ADR	122,500	2,851,800
		8,959,537
Office Electronics - 0.4%
Xerox Corp. (a)	253,500	4,360,200
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	57,900	1,896,225
Applied Materials, Inc.	236,500	4,193,145
ASML Holding NV (NY Shares) (a)	223,900	5,713,928
Atmel Corp. (a)	624,100	3,732,118
Axcelis Technologies, Inc. (a)	301,200	1,939,728
Broadcom Corp. Class A (a)	87,700	2,799,384
Brooks Automation, Inc. (a)	153,400	2,135,328
Cypress Semiconductor Corp. (a)	17,800	328,410
Fairchild Semiconductor International, Inc. (a)	204,500	3,642,145
Hittite Microwave Corp. (a)	53,400	1,857,252
Integrated Device Technology, Inc. (a)	101,500	1,535,695
Intel Corp.	244,200	5,118,432
Intersil Corp. Class A	113,400	2,671,704
Linear Technology Corp.	108,200	3,348,790
Maxim Integrated Products, Inc.	136,000	4,188,800
Microchip Technology, Inc.	62,900	2,186,404
National Semiconductor Corp.	195,230	4,515,670
ON Semiconductor Corp. (a)	700,687	5,857,743
Silicon Motion Technology Corp. sponsored ADR (a)	113,900	2,099,177
Teradyne, Inc. (a)	334,800	4,988,520
Volterra Semiconductor Corp. (a)	47,300	623,414
		65,372,012
Software - 3.0%
Hyperion Solutions Corp. (a)	112,400	4,745,528
Microsoft Corp.	519,500	16,031,770
Nintendo Co. Ltd.	12,100	3,569,292
Symantec Corp. (a)	187,000	3,311,770
Ubisoft Entertainment SA (a)	148,996	5,990,883
		33,649,243
TOTAL INFORMATION TECHNOLOGY		217,031,307
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.7%
Chemicals - 1.3%
Agrium, Inc.	94,100	$ 3,259,030
Ashland, Inc.	59,756	4,156,030
Celanese Corp. Class A	88,340	2,318,925
Monsanto Co.	89,200	4,914,028
		14,648,013
Metals & Mining - 1.4%
Alcoa, Inc.	133,600	4,315,280
Titanium Metals Corp. (a)	365,600	11,275,104
		15,590,384
TOTAL MATERIALS		30,238,397
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	874,605	32,911,386
Verizon Communications, Inc.	216,600	8,343,432
		41,254,818
Wireless Telecommunication Services - 1.4%
America Movil SA de CV Series L sponsored ADR	31,200	1,384,032
American Tower Corp. Class A (a)	106,900	4,257,827
Bharti Airtel Ltd. (a)	39,600	654,792
Crown Castle International Corp. (a)	101,100	3,554,676
MTN Group Ltd.	69,500	834,346
Partner Communications Co. Ltd. ADR	26,900	335,712
SBA Communications Corp. Class A (a)	146,500	4,352,515
		15,373,900
TOTAL TELECOMMUNICATION SERVICES		56,628,718
UTILITIES - 3.8%
Electric Utilities - 1.0%
Entergy Corp.	39,100	3,630,435
FPL Group, Inc.	42,500	2,407,625
PPL Corp.	143,100	5,094,360
		11,132,420
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	542,533	11,279,261
Constellation Energy Group, Inc.	139,980	10,155,549
		21,434,810
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	309,567	$ 5,166,673
Sempra Energy	91,000	5,221,580
		10,388,253
TOTAL UTILITIES		42,955,483
TOTAL COMMON STOCKS (Cost $991,184,222)		1,112,392,518
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $4,567,700)	4,567,700	4,567,700
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $995,751,922)		1,116,960,218
NET OTHER ASSETS - (0.2)%		(2,112,326)
NET ASSETS - 100%		$ 1,114,847,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 611,579
Fidelity Securities Lending Cash Central Fund	27,513
Total	$ 639,092
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Bermuda	5.4%
Cayman Islands	3.0%
France	1.4%
Others (individually less than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,499,605) - See accompanying schedule: Unaffiliated issuers (cost $991,184,222)	$ 1,112,392,518
Fidelity Central Funds (cost $4,567,700)	4,567,700
Total Investments (cost $995,751,922)		$ 1,116,960,218
Cash		209
Receivable for investments sold		31,109,594
Receivable for fund shares sold		3,645,356
Dividends receivable		729,612
Interest receivable		115,753
Prepaid expenses		3,055
Other receivables		13,459
Total assets		1,152,577,256

Liabilities
Payable for investments purchased	$ 29,170,404
Payable for fund shares redeemed	1,515,423
Accrued management fee	525,143
Notes payable to affiliates	1,652,000
Other affiliated payables	204,609
Other payables and accrued expenses	94,085
Collateral on securities loaned, at value	4,567,700
Total liabilities		37,729,364

Net Assets		$ 1,114,847,892
Net Assets consist of:
Paid in capital		$ 992,621,541
Undistributed net investment income		357,751
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		658,260
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		121,210,340
Net Assets, for 62,564,320 shares outstanding		$ 1,114,847,892
Net Asset Value, offering price and redemption price per share ($1,114,847,892 ÷ 62,564,320 shares)		$ 17.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 7,503,482
Interest		15,629
Income from Fidelity Central Funds		639,092
Total income		8,158,203

Expenses
Management fee Basic fee	$ 2,612,285
Performance adjustment	155,346
Transfer agent fees	981,995
Accounting and security lending fees	151,801
Custodian fees and expenses	30,331
Independent trustees' compensation	1,436
Registration fees	138,315
Audit	25,091
Legal	10,305
Interest	3,560
Miscellaneous	3,226
Total expenses before reductions	4,113,691
Expense reductions	(20,447)	4,093,244
Net investment income (loss)		4,064,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,752,842
Foreign currency transactions	(11,554)
Total net realized gain (loss)		6,741,288
Change in net unrealized appreciation (depreciation) on: Investment securities	90,482,578
Assets and liabilities in foreign currencies	(9,526)
Total change in net unrealized appreciation (depreciation)		90,473,052
Net gain (loss)		97,214,340
Net increase (decrease) in net assets resulting from operations		$ 101,279,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,064,959	$ 2,213,069
Net realized gain (loss)	6,741,288	22,387,553
Change in net unrealized appreciation (depreciation)	90,473,052	8,308,158
Net increase (decrease) in net assets resulting from operations	101,279,299	32,908,780
Distributions to shareholders from net investment income	(5,382,737)	(466,321)
Distributions to shareholders from net realized gain	(22,775,845)	(7,156,723)
Total distributions	(28,158,582)	(7,623,044)
Share transactions Proceeds from sales of shares	443,183,775	664,109,385
Reinvestment of distributions	26,936,927	7,164,849
Cost of shares redeemed	(159,284,426)	(131,547,003)
Net increase (decrease) in net assets resulting from share transactions	310,836,276	539,727,231
Total increase (decrease) in net assets	383,956,993	565,012,967

Net Assets
Beginning of period	730,890,899	165,877,932
End of period (including undistributed net investment income of $357,751 and undistributed net investment income of $1,891,709, respectively)	$ 1,114,847,892	$ 730,890,899
Other Information Shares
Sold	26,001,461	40,974,810
Issued in reinvestment of distributions	1,646,675	467,901
Redeemed	(9,297,344)	(8,111,228)
Net increase (decrease)	18,350,792	33,331,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 15.24	$ 12.64	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	1.79	1.77	3.12	1.87	1.10
Total from investment operations	1.86	1.86	3.16	1.84	1.09
Distributions from net investment income	(.10)	(.03)	(.02)	-	-
Distributions from net realized gain	(.47)	(.54)	(.54)	(.29)	-
Total distributions	(.57)	(.57)	(.56)	(.29)	-
Net asset value, end of period	$ 17.82	$ 16.53	$ 15.24	$ 12.64	$ 11.09
Total Return B, C	11.58%	12.54%	26.12%	16.81%	10.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.94%	.96%	1.13%	1.63% A
Expenses net of fee waivers, if any	.89% A	.94%	.96%	1.13%	1.50% A
Expenses net of all reductions	.89% A	.91%	.91%	1.08%	1.44% A
Net investment income (loss)	.88% A	.57%	.30%	(.21)%	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,114,848	$ 730,891	$ 165,878	$ 58,981	$ 34,974
Portfolio turnover rate F	189% A	202%	113%	164%	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the Fund) is a non-diversified fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 125,837,187
Unrealized depreciation	(9,447,803)
Net unrealized appreciation (depreciation)	$ 116,389,384

Cost for federal income tax purposes	$ 1,000,570,834

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,613,610 and $859,571,344, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,422 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,735,200	5.41%	$ 3,560

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,077 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $27,513.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,693 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $3,196.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were

Semiannual Report

8. Other - continued

employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research
(Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FVD-USAN-0307
1.789740.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 20, 2007